Regulatory Assets and Liabilities (Narrative) (Details) $ in Millions, $ in Millions				1 Months Ended				6 Months Ended	12 Months Ended
	Jan. 01, 2019 USD ($)	Sep. 12, 2018 USD ($)	Aug. 20, 2018 USD ($)	Jan. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) km MW	Dec. 31, 2019 USD ($) MW	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($) km	Dec. 31, 2018 USD ($)	Dec. 13, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities						$ 2,610					$ 2,181		$ 2,610
Depreciation and amortization											903		916
Utilities Operating Expense, Maintenance, Operations, and Other Costs and Expenses											1,464		1,580
Contractual Obligation, to be Paid, Year One											1,950
Contractual Obligation, to be Paid, Year Two											970
Income tax expense (recovery)											(61)		(69)
Regulatory Assets						1,569					$ 1,552		$ 1,569
State income tax											8.00%	8.00%	8.00%
Regulated fuel adjustment mechanism
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities						161					$ 115		$ 161
Cost recovery clauses
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						75					13		75
Renewable Energy Program
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						24					19		24
Environmental remediations
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						31					26		31
Unamortized defeasance costs
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						$ 26					19		$ 26
Emera Maine
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One											49
Contractual Obligation, to be Paid, Year Two											$ 0
Barbados Light and Power Company Limited
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											10.00%	10.00%
Deferred Tax Liabilities, Regulatory Assets and Liabilities														$ 6.9
Income tax expense (recovery)												$ 9.6
GBPC
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						8.44%					8.50%	8.50%	8.50%
GBPC | Loss from Catastrophes | Hurricane
Public Utilities, General Disclosures [Line Items]
Storm cost											$ 15	$ 12.0
Storm Reserve											$ 23
Brunswick Pipeline
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km											145			145
Public Utilities, Property, Plant and Equipment, Transmission and Distribution, Useful Life											25 years	25 years
NSPI
Public Utilities, General Disclosures [Line Items]
Regulated common equity component											40.00%	40.00%
Contractual Obligation, to be Paid, Year One											$ 0
Contractual Obligation, to be Paid, Year Two											0
NSPI | NSPML
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Costs Deferred for Rate-making Purposes											10
Regulatory Liabilities						$ 110					111		$ 110
Approved payment in period											$ 101
Interim cost assessment, holdback											The payments are subject to a holdback of $10 million pending UARB agreement that a minimum of $10 million in benefits from the Maritime Link are realized for NSPI customers. If the $10 million in benefits is realized, the UARB will direct NSPI to pay the $10 million to NSPML for that year. If not realized, then the UARB will direct NSPI to pay to NSPML only that portion that is realized and the balance will be refunded to customers through NSPI’s FAM.	The payments are subject to a holdback of $10 million pending UARB agreement that a minimum of $10 million in benefits from the Maritime Link are realized for NSPI customers. If the $10 million in benefits is realized, the UARB will direct NSPI to pay the $10 million to NSPML for that year. If not realized, then the UARB will direct NSPI to pay to NSPML only that portion that is realized and the balance will be refunded to customers through NSPI’s FAM.
Holdback payable											$ 6
Depreciation and amortization											53		53
Utilities Operating Expense, Maintenance, Operations, and Other Costs and Expenses											115
Depreciation and amortization of financing costs											30
Contractual Obligation, to be Paid, Year One											145
Contractual Obligation, to be Paid, Year Two											111
Phase-in Plan, Amount of Capitalized Costs Recovered											$ 35		17
Regulatory Asset Recovery Assessments											On December 6, 2019, the UARB approved NSPI’s three-year fuel stability plan which results in an average annual overall rate increase of 1.5 per cent to recover fuel costs for the period of 2020 through 2022. For the years 2020 to 2022, differences between actual fuel costs and fuel revenues recovered from customers will be recovered from or returned to customers after 2022. The decision further directed that annual excess non-fuel revenues above NSPI’s approved range of ROE are to be applied to the FAM.	On December 6, 2019, the UARB approved NSPI’s three-year fuel stability plan which results in an average annual overall rate increase of 1.5 per cent to recover fuel costs for the period of 2020 through 2022. For the years 2020 to 2022, differences between actual fuel costs and fuel revenues recovered from customers will be recovered from or returned to customers after 2022. The decision further directed that annual excess non-fuel revenues above NSPI’s approved range of ROE are to be applied to the FAM.
Recovery Period											3 years	3 years
NSPI | NSPML | Regulated fuel adjustment mechanism
Public Utilities, General Disclosures [Line Items]
Holdback payable											$ 10
NSPI | NSPML | Regulated fuel adjustment mechanism | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Costs Deferred for Rate-making Purposes											$ 52
Phase-in Plan, Amount of Capitalized Costs Recovered									$ 12	$ 40
Regulatory Asset Recovery Assessments											The UARB’s decision to approve NSPI’s 2020 through 2022 Fuel Stability Plan outlined the treatment of the reduced 2019 NSPML assessment of $52 million plus interest. The reduced assessment will be refunded to most customers through a reduction incorporated into their 2020 through 2022 rates and the remaining customers will receive a one-time on bill credit in 2020.The credit to customers will be approximately $40 million plus interest in 2020, with the remaining $12 million plus interest to be returned to customers subsequent to 2022.	The UARB’s decision to approve NSPI’s 2020 through 2022 Fuel Stability Plan outlined the treatment of the reduced 2019 NSPML assessment of $52 million plus interest. The reduced assessment will be refunded to most customers through a reduction incorporated into their 2020 through 2022 rates and the remaining customers will receive a one-time on bill credit in 2020.The credit to customers will be approximately $40 million plus interest in 2020, with the remaining $12 million plus interest to be returned to customers subsequent to 2022.
NSPI | Renewable Energy Program
Public Utilities, General Disclosures [Line Items]
Replacement program																$ 31	$ 35
NSPI | Unamortized defeasance costs | Defeased debt
Public Utilities, General Disclosures [Line Items]
Long-term debt						759					$ 740		759
NMGC
Public Utilities, General Disclosures [Line Items]
Public Utilities, Disclosure of Rate Matters											NMGC is subject to regulation by the NMPRC. The NMPRC sets rates at a level that allows NMGC to collect total revenues equal to its cost of providing service, plus an appropriate return on invested capital.	NMGC is subject to regulation by the NMPRC. The NMPRC sets rates at a level that allows NMGC to collect total revenues equal to its cost of providing service, plus an appropriate return on invested capital.
Approved regulated return on equity											9.10%	9.10%
Allowed equity capital structure											52.00%	52.00%
Contractual Obligation, to be Paid, Year One											$ 0
Contractual Obligation, to be Paid, Year Two											$ 0
Deferred Tax Liabilities, Regulatory Assets and Liabilities						$ 11							$ 11		$ 8.0
PGS
Public Utilities, General Disclosures [Line Items]
Public Utilities, Disclosure of Rate Matters											PGS is regulated by the FPSC. The FPSC sets rates at a level that allows utilities such as PGS to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.	PGS is regulated by the FPSC. The FPSC sets rates at a level that allows utilities such as PGS to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.
Approved regulated return on equity											10.75%	10.75%
Allowed equity capital structure											54.70%	54.70%
Length Of Pipeline | km											800			800
Contractual Obligation, to be Paid, Year One											$ 0
Contractual Obligation, to be Paid, Year Two											$ 61
Length Of Pipeline, percentage											5.00%			5.00%
Replacement program														$ 80.0
Amortization of Regulatory Asset		$ 11.0
Public utilities base rate decrease	$ 12.0
Reduction in annual depreciation	$ 10.0
Regulatory Asset Amortization Period											10 years	10 years
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One											$ 0
Contractual Obligation, to be Paid, Year Two											$ 301
State income tax											4.46%	4.46%	5.50%
Tampa Electric | Hurricane
Public Utilities, General Disclosures [Line Items]
Storm cost					$ 8.0
Tampa Electric | SoBRA
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Generation or Processing														820.0
Estimated revenue in MW | MW											600	600
Tampa Electric | SoBRA | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Generation or Processing														$ 30.0
Maritime Link Project | NSPI
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One											$ 145
Contractual Obligation, to be Paid, Year Two											$ 164
Steam turbine | GBPC
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Amount of Loss (Recovery) on Plant Abandonment												$ 21.0
New Mexico Public Regulatory | NMGC
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Capitalized Costs Recovered												$ 3.0
Public Utilities, Disclosure of Regulatory Matters Pending											On December 23, 2019, NMGC filed a future year rate case on December 23, 2019 for new rates effective January 2021. The proposed new rates reflect the recovery of capital investment in pipelines and related infrastructure. The estimated annual incremental revenue requirement is approximately $13 million USD. A decision from the NMPRC is expected in late 2020.	On December 23, 2019, NMGC filed a future year rate case on December 23, 2019 for new rates effective January 2021. The proposed new rates reflect the recovery of capital investment in pipelines and related infrastructure. The estimated annual incremental revenue requirement is approximately $13 million USD. A decision from the NMPRC is expected in late 2020.
Public Utilities, Phase-in Plan Terms											The new rates are being phased in over two years and are expected to result in an annual revenue increase of approximately $3 million USD.	The new rates are being phased in over two years and are expected to result in an annual revenue increase of approximately $3 million USD.
Public Utilities, Requested Rate Increase (Decrease), Amount												$ 13.0
Income tax expense (recovery)											$ 7	$ 5.0
MPUC | Emera Maine
Public Utilities, General Disclosures [Line Items]
Approved average annual increase							5.30%
Approved regulated return on equity								9.00%			9.35%	9.35%
Allowed equity capital structure											49.00%	49.00%	49.00%
FERC | Emera Maine
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											10.57%	10.57%	10.57%
FERC | Electric Transmission | Emera Maine
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											9.60%	9.60%	9.60%
Electricity Plan Act | NSPI
Public Utilities, General Disclosures [Line Items]
Approved average annual increase											1.50%	1.50%
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage											1.50%	1.50%
Florida Public Service Commission | Tampa Electric
Public Utilities, General Disclosures [Line Items]
Public Utilities, Disclosure of Rate Matters											Tampa Electric is regulated by the FPSC. Tampa Electric is also subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.	Tampa Electric is regulated by the FPSC. Tampa Electric is also subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.
Allowed equity capital structure											54.00%	54.00%
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 103.0									$ 5.0
Florida Public Service Commission | Tampa Electric | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Storm cost				$ 12.0
Florida Public Service Commission | Tampa Electric | Cost recovery clauses
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											10.25%	10.25%
Florida Public Service Commission | Tampa Electric | SoBRA
Public Utilities, General Disclosures [Line Items]
Estimated revenue												$ 96.0
Estimated revenue in MW | MW											554	554
Range, Minimum | NSPI
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											8.75%	8.75%
Range, Minimum | NSPI | NSPML
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											8.75%	8.75%
Range, Minimum | PGS
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											9.25%	9.25%
Range, Minimum | FERC | ISO-New England ("ISO-NE") Open Access Transmission Tariff ("OATT") | Emera Maine
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											11.07%	11.07%	11.07%
Range, Minimum | Florida Public Service Commission | Tampa Electric
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											9.25%	9.25%	9.25%
Range, Maximum | NSPI
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											9.25%	9.25%
Range, Maximum | NSPI | NSPML
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											9.25%	9.25%
Regulated common equity component											30.00%	30.00%
Range, Maximum | PGS
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											11.75%	11.75%
Range, Maximum | FERC | ISO-New England ("ISO-NE") Open Access Transmission Tariff ("OATT") | Emera Maine
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											11.74%	11.74%	11.74%
Range, Maximum | Florida Public Service Commission | Tampa Electric
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity											11.25%	11.25%	11.25%